Other Liabilities (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Summary of Other Liabilities

Other Liabilities[1]
(millions of Canadian dollars)	As at
	January 31 2020	October 31 2019
Accounts payable, accrued expenses, and other items	$3,901	$5,163
Accrued interest	1,251	1,393
Accrued salaries and employee benefits	2,092	3,245
Cheques and other items in transit	1,351	1,042
Current income tax payable	15	169
Deferred tax liabilities	193	193
Defined benefit liability	3,036	2,781
Lease liabilities	5,646	66
Liabilities related to structured entities	5,876	5,857

Provisions	969	1,095
Total	$24,330	$21,004
[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.